Accrued Expenses and Other Payables (Details)				12 Months Ended
	Apr. 14, 2025 USD ($)	Apr. 14, 2025 CNY (¥)	Apr. 05, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 14, 2025 CNY (¥)	Apr. 08, 2025 USD ($)
Loan Agreement with Third Party [Member]
Accrued Expenses and Other Payables [Line Items]
Borrowed	$ 41,878				¥ 300,000	$ 500,000
Total interest amount	$ 4,188	¥ 30,000
Loan due date	May 31, 2025	May 31, 2025		May 31, 2025
Short-Term Debt, Percentage Bearing Fixed Interest Rate						1.00%
Repayments of Short-Term Debt				$ 279,189
Interest Free Loan Agreement with a Third Party [Member]
Accrued Expenses and Other Payables [Line Items]
Borrowed			$ 500,000
Loan due date			June 5, 2025
Daily rate of outstanding amount			0.10%